CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Financial Assets Measured on a Non-recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in Affiliates, Subsidiaries, Associates, and Joint Ventures, Fair Value Disclosure	$ 6.1	$ 13.8